Note 9 - Recoverable VAT and Other Taxes	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of recoverable value-added-tax and other taxes [text block]

9.    Recoverable VAT and other taxes

	12/31/2024	12/31/2023
ICMS (State VAT)	1,888	1,870
Federal tax credits (PIS / COFINS)	7,514	14,814
Other recoverable taxes (1)	1,646	998
	11,048	17,682

Current	9,160	17,682
Non-Current	1,888	-

  (1) Income tax withheld on financial investments

 Accounting policy

The outstanding balance of recoverable federal taxes is expected to be recovered within the next 12 months, based on analysis and budget projections approved by management. Regarding the recoverable ICMS (state VAT), the Company expects to recover them in about two years.